Acquisitions (Details) - EUR (€) € in Millions	Sep. 30, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	€ 2,103.1	€ 2,099.4
Intangibles	2,464.0	2,455.7
Inventories	504.5	410.6
Deferred tax liabilities	(457.2)	(437.6)
Trade and other payables	(667.5)	(692.0)
Assets (liabilities)	€ 2,603.1	€ 2,299.0